Putnam Investments, LLC
                                        One Post Office Square
                                        Boston, MA 02109
                                        May 5, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Discovery Growth Fund  (Reg. No. 33-37527) (811-06203)
    Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.12 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 29, 2005.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

                                       Very truly yours,
                                       Putnam Discovery Growth Fund

                                  By:  /s/ Charles E. Porter
                                       ----------------------------
                                       Charles E. Porter
                                       Executive Vice President,
                                       Associate Treasurer and
                                       Principal Executive
                                       Officer

cc: Ropes & Gray LLP